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December 24, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Excel Trust, Inc.
Registration Statement on Form S-11

Ladies and Gentlemen:

On behalf of Excel Trust, Inc. (the “Company”), we transmit for filing with the Securities and Exchange Commission (the “Commission”) the Company’s Registration Statement on Form S-11 (the “Registration Statement”).

In connection with the Registration Statement, the Company has paid by wire transfer to the Commission a filing fee in the amount of $21,390.

If you have any questions regarding this filing, please contact the undersigned at (858) 523-5407 or Robert Steenblik at (858) 523-3929.

Very truly yours,

/s/ Craig M. Garner

Craig M. Garner

cc: Robert G. Steenblik, Esq.